OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other non-current liabilities
Schedule of other non-current liabilities

		As of December 31,
	Note	2019	2020

Unrecognized tax benefits	8	38,383	55,943
Deferred income tax liabilities	8	—	62,044
Warrants		1,374	—

Total		39,757	117,987

summary of the outstanding and exercisable warrants balance

	For the year ended December 31,
Number of Warrants	2019	2020
Outstanding as of the beginning of the year	—	4,662,411
Issuance	6,977,150	—
Cancelled	(2,314,739)	—
Outstanding as of the end of the year	4,662,411	4,662,411

Schedule of fair value assumptions of warrants

	As of December 31,
	2019	2020
Expected volatility	42%	48%
Expected dividends yield	nil	nil
Expected term (in years)	2.73 ~2.84 years	1.73 ~1.84 years
Risk-free interest rate per annum	1.6%	0.12%~0.13%

Schedule of components effecting the change in fair value

	For the Year Ended December 31,
	2019	2020
Balance as of the beginning of the year	—	1,374
Issuance	207	—
Change in fair value	1,152	(1,359)
Foreign currency translation adjustment	15	(15)
Balance as of the end of the year	1,374	—